Revenues	3 Months Ended
Mar. 31, 2021
Revenues
Revenues

10. Revenues

	Three months ended March 31,
	SYSTEMS		SERVICES
	2021	2020	2021	2020
	(€ in thousands)
Primary geographical markets
EMEA	1,424	786	1,382	1,657
Asia Pacific	394	196	141	209
Americas	269	323	450	713
	2,087	1,305	1,973	2,579

Timing of revenue recognition
Products transferred at a point in time	1,816	1,022	1,973	2,579
Products and services transferred over time	271	283	--	--
Revenue from contracts with customers	2,087	1,305	1,973	2,579

	Three months ended March 31,
	2021	2020
	(€ in thousands)
EMEA	2,806	2,443
Germany	846	1,092
Finland	657	3
Great Britain	375	328
Switzerland	247	69
France	138	264
Others	543	687
Asia Pacific	535	405
South Korea	256	109
China	232	226
India	9	33
Others	38	37
Americas	719	1,036
United States	711	926
Others	8	110
Total	4,060	3,884